Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2001
Shares issued for services rendered, per share	$ 0.022	$ 0.022	$ 0.05
Founder
Shares issued for services rendered, per share			$ 0.05